NON-CURRENT ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2023
NON-CURRENT ASSETS HELD FOR SALE
Schedule of the changes in assets classified as held for sale
Consolidated
Balance as of December 31, 2021	52,921
Transfers from property, plant and equipment, other assets and liabilities	13,235
Impairment	(12,510)
Sale	(55,034)
Translation adjustment	1,439
Balance as of December 31, 2022	51

Balance as of December 31, 2022	51
Transfers from the former subsidiary Aesop(a)	2,492,471
Other transfers(b)	555,013
Impairment (c)	(53,117)
Write off due to Sale(d)	(2,988,713)
Translation adjustment	(5,705)
Balance as of December 31, 2023	-

a)	These transfers include the assets of the former subsidiary Aesop, and whose sale was assessed as highly probable in the quarter ended March 31, 2023. The sales impacts are presented in note no. 36.
b)	The other transfers include certain properties of the subsidiary Avon, located in the United States, Chile and Brazil.
c)	Reflect the recognition of loss due to impairment of properties of the subsidiary Avon, located in the United States, Chile and Brazil, transferred to non-current assets held for sale and being tested for impairment purposes upon transfer and consequent measurement to the lower of fair value less selling costs and previous book value.
d)	The write-offs due to disposal presented in the movement include the value of the assets of the former subsidiary Aesop. Also among the write-offs are the sale of an asset of the subsidiary Avon in Chile, amounting to R$37,484.